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<FILENAME>d13fhr.txt
REPORT FOR THE CALENDAR QUARTER, ENDED DECEMBER 31, 2007

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                                                                 OMB Approval
                                                                 OMB 3235-0006
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                                                                 SEC USE ONLY
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FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                Report for the Calendar Qtr, Ended December 31, 2007

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                (Please read instructions before preparing form.)
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                        If amended report check here: [ ]
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Name of Institutional Investment Manager:

                   GOODHOPE ADVISERS, LLC
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Business Address:

      1345 Avenue of the Americas      New York      NY          10105-4300
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                 Street                  City       State            Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3101           Chief Compliance Officer
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   ATTENTION--Intentional misstatements or omissions of facts constitute
              Federal Criminal Violations. See 18 U.S.C. 1001 and
              15 U.S.C. 78ff(a).
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   The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of November, 2007.

                                    GoodHope Advisers, LLC
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                                    (Name of Institutional Investment Manager)

                                    /s/ Mark Goldstein
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                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers:                         1
Form 13 F Information Table Entry Total:         3,544,180
Form 13 F Information Table Value Total: 154,175 (x$1000)

Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D TYCO ELECTRONICS LTD           COM NEW          G9144P105    15814   425905 SH       SOLE                 425905        0        0
D AMPHENOL CORP NEW              CL A             032095101    24932   537686 SH       SOLE                 537686        0        0
D ANALOG DEVICES INC             COM              032654105     4907   154800 SH       SOLE                 154800        0        0
D BHP BILLITON LTD               SPONSORED ADR    088606108     2101    30000 SH       SOLE                  30000        0        0
D CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1091    31600 SH       SOLE                  31600        0        0
D CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109    19203   694236 SH       SOLE                 694236        0        0
D DELL INC                       COM              24702R101     1838    75000 SH       SOLE                  75000        0        0
D DEVON ENERGY CORP NEW          COM              25179M103     5335    60000 SH       SOLE                  60000        0        0
D GENERAL DYNAMICS CORP          COM              369550108     4992    56100 SH       SOLE                  56100        0        0
D HARTFORD FINL SVCS GROUP INC   COM              416515104     2598    29800 SH       SOLE                  29800        0        0
D JP MORGAN CHASE & CO           COM              46625H100     5675   130000 SH       SOLE                 130000        0        0
D LINEAR TECHNOLOGY CORP         COM              535678106     5020   157700 SH       SOLE                 157700        0        0
D LOCKHEED MARTIN CORP           COM              539830109     4253    40400 SH       SOLE                  40400        0        0
D NUCOR CORP                     COM              670346105     6455   109000 SH       SOLE                 109000        0        0
D PARKER HANNIFIN CORP           COM              701094104     7162    95100 SH       SOLE                  95100        0        0
D RAYTHEON CO                    COM NEW          755111507    13263   218500 SH       SOLE                 218500        0        0
D RETAIL HOLDRS TR               DEP RCPT         76127U101     4668    50000 SH       SOLE                  50000        0        0
D ST JUDE MED INC                COM              790849103     1544    38000 SH       SOLE                  38000        0        0
D TJX COS INC NEW                COM              872540109     2298    80000 SH       SOLE                  80000        0        0
D VERIZON COMMUNICATIONS         COM              92343V104    11329   259300 SH       SOLE                 259300        0        0
D WILLIAMS COS INC DEL           COM              969457100     9698   271053 SH       SOLE                 271053        0        0
S REPORT SUMMARY                 21 DATA RECORDS     154175   3544180      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED